Fair values of financial assets and liabilities - Schedule of Valuation Hierarchy for Financial Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	£ 7,236	£ 7,900
Loans and advances to customers	481,463	459,857
Reverse repurchase agreements	50,986	49,476
Debt securities	13,987	14,544
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Reverse repurchase agreements	0	0
Debt securities	0	0
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Reverse repurchase agreements	50,986	49,476
Debt securities	12,908	11,980
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	7,235	7,892
Loans and advances to customers	480,703	455,846
Reverse repurchase agreements	0	0
Debt securities	1,174	2,400
Carrying value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	7,236	7,900
Loans and advances to customers	481,463	459,857
Reverse repurchase agreements	50,986	49,476
Debt securities	13,987	14,544
Fair value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	7,235	7,892
Loans and advances to customers	480,703	455,846
Reverse repurchase agreements	50,986	49,476
Debt securities	£ 14,082	£ 14,380